Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings [Line Items]
Percentage of borrowings	4.69%
Interest expense of bank borrowings	$ 524	$ 10,776	$ 60,131
Unused bank overdraft			$ 292,000
Amount of unused trust receipts	$ 0
Bank Borrowings One [Member]
Borrowings [Line Items]
Maturity date	April 7, 2025